Provisions	9 Months Ended
Sep. 30, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2025	8.3	7.4	14.1	29.8
Additional provision in the period	7.5	—	1.5	9.0
Release of provision	(0.3)	(0.1)	(0.9)	(1.3)
Utilization of provision	(7.3)	—	(1.7)	(9.0)
Foreign exchange	—	—	0.1	0.1
Balance as of September 30, 2025	8.2	7.3	13.1	28.6

Analysis of total provisions:			September 30, 2025	December 31, 2024
Current			25.8	27.1
Non-current			2.8	2.7
Total			28.6	29.8
Updates since December 31, 2024
Restructuring
The €8.2 million (December 31, 2024: €8.3 million) provision relates to committed plans for certain restructuring activities. The increase in the provision during the period relates to the business transformation, organizational streamlining and supply chain network optimization programs as detailed in Note 5, for which the provisions are due to be settled within the next 12 months. €7.3 million has been utilized in the nine months ended September 30, 2025, which relates to these programs.